STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (9,038)	$ (6,238)	$ (36,183)	$ (9,185)
Other comprehensive income (loss):
Unrealized (losses) gains on short-term investments	(21)		50
Comprehensive loss	$ (9,059)	$ (6,238)	$ (36,133)	$ (9,185)